UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2009

Date of reporting period:  April 30, 2009

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments		April 30, 2009
		(Unaudited)
MEXICO - 104.57%	Shares	Value

COMMON STOCKS - 80.39%

Airlines - 3.90%
Grupo Aeroportuario del Sureste, S.A.B. de C.V.	639,700	1,991,475
		1,991,475

Cement - 2.58%
Corporacion Moctezuma, S.A. de C.V.	352,417	594,764
Grupo Cementos de Chihuahua, S.A. de C.V.	335,552	724,283
		1,319,047

Communications - 8.71%
America Movil, S.A. de C.V. - Class L	2,717,800	4,452,893
		4,452,893

Financial Groups - 1.86%
Corporativo GBM SAB de CV	4,845,125	951,056
		951,056

Food, Beverage, and Tobacco - 8.73%
Embotelladoras Arca S.A.	354,938	799,035
Fomento Economico Mexicano, S.A. de C.V.	710,000	2,005,650
Grupo Bimbo, S.A.B. de C.V.	366,652	1,657,981
		4,462,666

Housing - 1.22%
Corp GEO S.A. de C.V.	447,400	625,537
		625,537

Industrial Conglomerates - 13.86%
Industrias CH, S.A. - Class B (a)	375,118	826,260
Kimberly-Clark de Mexico, S.A.B. de C.V.	833,200	3,012,097
Mexichem, S.A. de C.V.	3,650,500	3,249,648
		7,088,005

Infrastructure - 16.83%
Carso Infraestructura y Construccion, S.A.	1,025,769	520,834
Empresas ICA Sociedad Conroladora, S.A. de C.V. (a)	812,595	1,473,807
Grupo Mexicano de Desarrollo, S.A. (a)	1,792,915	883,081
Impulsora del Desarrollo y el Empleo en America Latina, S.A. de C.V.	861,000	693,490
Promotora y Operadora de Infraestructura, S.A. de C.V. (a)	3,234,793	5,037,524
		8,608,736

Media - 4.72%
Grupo Televisa, S.A. CPO	590,569	1,829,113
Grupo Televisa, S.A. - ADR	37,765	584,602
		2,413,715

Mining - 4.71%
Industrias Penoles, S.A.	220,983	2,408,468
		2,408,468

Real Estate Developer - 10.47%
GMD Resorts SAB de CV (c)	1,464,623	456,139
Grupe, S.A. de C.V. (a)(b)(c)	3,468,919	4,899,603
		5,355,742

Waste Management - 2.80%
Promotora Ambiental, S.A. de C.V. (a)	1,882,812	1,431,952
		1,431,952

TOTAL COMMON STOCKS (Cost $50,629,018)		$41,109,292

Schedule of Investments (continued)			April 30, 2009

SHORT-TERM INVESTMENTS - 24.18%	Principal		Value

Mexican BACMEXT	11,862,537	*	$858,663
0.000% Coupon, 5.417% Effective Yield, 05/05/2009 (c)
Mexican BACMEXT	30,034,883	*	2,173,329
0.000% Coupon, 5.445% Effective Yield, 05/07/2009 (c)
Mexican INAFIN	33,906,810	*	2,454,727
0.000% Coupon, 4.742% Effective Yield, 05/04/2009 (c)
Mexican INAFIN	37,760,374	*	2,732,347
0.000% Coupon, 5.445% Effective Yield, 05/07/2009 (c)
Mexican BI CETES	3,500,000		2,524,273
0.000% Coupon, 5.565% Effective Yield, 05/28/2009 (c)
El Puerto de Liverpool SA de CV	22,386,300	*	1,621,706
9.240%, 02/11/2010

TOTAL SHORT-TERM INVESTMENTS (Cost $12,205,327)			12,365,045

TOTAL MEXICO (Cost $62,834,345)			$53,474,337

UNITED STATES - 0.88%	Shares

INVESTMENT COMPANIES - 0.88%

First American Treasury Obligation - Class A, 2.132%	441,625		$441,625
First American Treasury Obligation - Class Y, 2.132%	9,655		9,655

TOTAL INVESTMENT COMPANIES (Cost $451,280)			451,280

TOTAL UNITED STATES (Cost $451,280)			451,280

TOTAL INVESTMENTS - 105.45% (Cost $63,285,625)			53,925,617

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.45)%			(2,785,770)

TOTAL NET ASSETS - 100.00%			$51,139,847

Footnotes and Abbreviations
ADR - American Depository Receipts.
(a) Non-income producing security.
(b) Affiliated company.
(c) Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
* Principal Amount in Mexican Pesos

The cost basis of investments for federal income tax purposes at April 30, 2009 was as follows:

Cost of investments**	$63,285,625
Gross unrealized appreciation	4,159,399
Gross unrealized depreciation	(13,519,407)
Net unrealized appreciation	$(9,360,008)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

TRANSACTIONS WITH AFFILIATES (Unaudited)
The following issuer is affiliated with the Fund; that is, the Fund held 5% or more of the outstanding voting shares during the period from August 1, 2008 through April 30, 2009, as defined in Section (2)(a)(3) of the Investment Company Act of 1940.

Issuer Name	Grupe, S.A.de C.V.

August 1, 2008
Shares	3,849,668
Cost	$5,374,063

Gross Additions
Shares	—
Cost	$—

Gross Deductions
Shares	380,749
Cost	$378,269

April 30, 2009
Shares	3,468,919
Cost	$4,995,794
Market Value	$4,899,603
Realized gain (loss)	$—
Investment income	$—

FAS 157 – Summary of Fair Value Exposure at April 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3

Invesments in Securities
Unaffiliated Issuers	$36,660,973	12,365,045	—
Affiliated Issuers	4,899,603	—	—
Total	$41,560,576	$12,365,045	$0

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Mexico Equity and Income Fund, Inc.

By (Signature and Title)    /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/  Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date    May 27, 2009

By (Signature and Title)    /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date    May 19, 2009